Document And Entity Information	12 Months Ended
Jun. 30, 2024 shares
Document Information Line Items
Entity Registrant Name	Linkers Industries Limited
Trading Symbol	LNKS
Document Type	20-F
Current Fiscal Year End Date	--06-30
Amendment Flag	false
Entity Central Index Key	0001972074
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41999
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Lot A99, Jalan 2A-3
Entity Address, Address Line Two	A101 & A102, Jalan 2A
Entity Address, Address Line Three	Kawasan Perusahaan MIEL Sungai Lalang
Entity Address, Postal Zip Code	08000
Entity Address, City or Town	Sungai Petani
Entity Address, Country	MY
Title of 12(b) Security	Class A Ordinary Shares, par value $0.00001 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Document Financial Statement Error Correction [Flag]	false
Auditor Name	WWC, P.C.
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Business Contact
Document Information Line Items
Entity Address, Address Line One	Lot A99, Jalan 2A-3
Entity Address, Address Line Two	A101 & A102, Jalan 2A
Entity Address, Address Line Three	Kawasan Perusahaan MIEL Sungai Lalang
Entity Address, Postal Zip Code	08000
Entity Address, City or Town	Sungai Petani
Entity Address, Country	MY
Contact Personnel Name	Wai Kee KAN
City Area Code	+604
Local Phone Number	4417802
Contact Personnel Email Address	ernest@linkers-hk.com
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	8,750,000
Class B Ordinary Share
Document Information Line Items
Entity Common Stock, Shares Outstanding	2,500,000